RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fundacao Zerrenner [member]
IfrsStatementLineItems [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 322.9	R$ 308.8
Fundacao Zerrenner [member] | Active employees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by a related party	291.7	270.7
Fundacao Zerrenner [member] | Retirees [member]
IfrsStatementLineItems [Line Items]
Expenses incurred by a related party	31.2	38.1
Anheuser-Busch, Inc [member]
IfrsStatementLineItems [Line Items]
Transfers under licence agreements from entity, related party transactions	35.4	22.6	R$ 17.0
Transfers under licence agreements to entity, related party transactions	R$ 888.6	R$ 736.7	R$ 819.0